Quarterly portfolio holdings
John Hancock
Preferred Income Fund II
Closed-end fixed income
April 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 4-30-26 (unaudited)
	Shares	Value
Preferred securities (A) 88.7% (55.0% of Total investments)		$299,596,233
(Cost $320,081,132)
Communication services 4.7%		15,922,717
Wireless telecommunication services 4.7%
Array Digital Infrastructure, Inc., 5.500% (B)	28,675	520,738
Array Digital Infrastructure, Inc., 6.250%	43,093	864,446
Telephone & Data Systems, Inc., 6.000%	314,625	6,194,966
Telephone & Data Systems, Inc., 6.625%	211,250	4,527,088
T-Mobile USA, Inc., 6.250% (B)(C)	152,925	3,815,479
Consumer discretionary 0.4%		1,252,500
Household durables 0.4%
Whirlpool Corp., 8.500%	30,000	1,252,500
Energy 0.5%		1,663,864
Oil, gas and consumable fuels 0.5%
NGL Energy Partners LP, 11.138% (3 month CME Term SOFR + 7.475%) (D)	65,974	1,663,864
Financials 58.5%		197,726,052
Banks 26.3%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	65,000	1,666,600
Bank of America Corp., 5.000% (B)	106,000	2,176,180
Bank of America Corp., 6.450% (B)	95,854	2,473,992
Bank of America Corp., 7.250% (B)	7,000	8,559,390
Bank of Hawaii Corp., 8.000%	62,350	1,649,158
Citigroup Capital XIII, 10.295% (3 month CME Term SOFR + 6.632%) (B)(D)	137,100	4,029,369
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	74,075	1,867,431
Citizens Financial Group, Inc., 7.375%	205,000	5,319,750
Fifth Third Bancorp, 6.000% (B)	139,675	3,297,727
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%) (B)	141,600	3,654,696
First Busey Corp., 8.250%	64,575	1,669,910
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	102,075	2,571,269
First Horizon Corp., 6.750%	141,725	3,550,211
Fulton Financial Corp., 5.125% (B)	100,255	1,854,718
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	105,550	2,702,080
KeyCorp, 5.650%	152,983	3,287,605
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	28,450	711,819
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	76,175	1,918,848
M&T Bank Corp., 6.350%	122,725	3,076,716
M&T Bank Corp., 7.500%	147,500	3,922,025
Pinnacle Financial Partners, Inc., 7.277% (3 month CME Term SOFR + 3.614%) (D)	41,350	1,061,868
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	140,325	3,676,515
Regions Financial Corp., 4.450%	18,063	302,013
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	136,100	3,503,214
Truist Financial Corp., 4.750% (B)	141,325	2,654,084
U.S. Bancorp, 5.500% (B)	33,550	741,455
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (B)	59,575	1,576,355
Wells Fargo & Company, 7.500% (B)(C)	7,500	8,931,066
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	129,550	3,332,026
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	116,150	3,076,814
Capital markets 9.7%
Affiliated Managers Group, Inc., 6.750% (B)	207,900	4,981,284
Brookfield Finance, Inc., 4.625% (B)	158,548	2,452,738
Carlyle Finance LLC, 4.625% (B)	59,926	1,048,705
KKR & Company, Inc., 6.250% (B)	58,550	2,598,449
Morgan Stanley, 6.375% (B)	125,000	3,138,750
Morgan Stanley, 6.500% (B)	127,100	3,211,817
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley, 6.625% (B)	80,750	$2,063,970
Morgan Stanley, 6.875% (B)	99,875	2,521,844
Morgan Stanley, 7.125% (B)	191,422	4,858,290
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (B)	69,553	1,775,688
TPG Operating Group II LP, 6.950% (B)(C)	173,425	4,326,954
Consumer finance 2.1%
Navient Corp., 6.000%	200,341	3,696,291
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	127,225	3,346,018
Financial services 3.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	56,900	1,462,330
Corebridge Financial, Inc., 6.375% (B)	89,700	2,148,315
Federal National Mortgage Association, Series S, 8.250% (E)	75,000	877,500
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	52,975	1,381,058
KKR Group Finance Company IX LLC, 4.625% (B)	250,474	4,253,049
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	18,425	443,490
Insurance 17.3%
AEGON Funding Company LLC, 5.100% (B)(C)	257,925	5,019,221
American Financial Group, Inc., 5.125% (B)	123,850	2,330,857
American National Group, Inc., 7.375% (B)	180,800	4,482,032
Aspen Insurance Holdings, Ltd., 7.000% (B)	87,900	2,172,009
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month CME Term SOFR + 4.515%) (B)	270,000	6,574,500
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(C)	293,775	7,505,951
Brighthouse Financial, Inc., 6.600% (B)	306,687	4,968,329
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	29,525	679,075
F&G Annuities & Life, Inc., 7.300%	135,000	2,901,150
F&G Annuities & Life, Inc., 7.950% (B)	121,325	3,027,059
Lincoln National Corp., 9.000% (B)	139,900	3,703,153
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	127,975	3,251,845
RenaissanceRe Holdings, Ltd., 4.200% (B)	186,575	2,904,973
The Allstate Corp., 7.375% (B)	64,100	1,678,779
The Phoenix Companies, Inc., 7.450%	216,500	3,886,175
Unum Group, 6.250%	137,500	3,239,500
Information technology 2.1%		7,081,145
Software 2.1%
Oracle Corp., 6.500%	57,740	2,810,206
Strategy, Inc., 10.000%	55,575	4,270,939
Real estate 2.2%		7,338,587
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375% (B)	160,450	3,207,396
Office REITs 0.5%
Vornado Realty Trust, 5.400%	95,166	1,674,922
Specialized REITs 0.7%
Public Storage, 4.625% (B)	133,059	2,456,269
Utilities 20.3%		68,611,368
Electric utilities 11.7%
Duke Energy Corp., 5.750%	224,675	5,616,875
NextEra Energy Capital Holdings, Inc., 6.500% (B)	149,825	3,835,520
NextEra Energy, Inc., 7.234% (B)	32,900	1,772,323
NextEra Energy, Inc., 7.375% (B)	52,200	2,741,544
NSTAR Electric Company, 4.780% (B)	15,143	1,196,297
PG&E Corp., 6.000% (B)	30,250	1,272,315
PPL Corp., 7.000% (B)	70,000	3,530,800
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust VI, 5.000%	105,750	$1,899,270
SCE Trust VII, 7.500%	210,375	5,307,761
SCE Trust VIII, 6.950% (B)	121,500	2,907,495
The Southern Company, 4.950% (B)	86,025	1,717,919
The Southern Company, 6.500% (B)	55,125	1,405,688
The Southern Company, 7.125% (B)	67,030	3,487,571
Xcel Energy, Inc., 6.250% (B)	119,575	2,920,022
Multi-utilities 8.6%
Algonquin Power & Utilities Corp., 7.936% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(D)	93,300	2,437,929
CMS Energy Corp., 5.625% (B)(C)	187,515	4,125,330
CMS Energy Corp., 5.875% (B)	102,900	2,348,178
CMS Energy Corp., 5.875% (B)	270,225	6,250,304
DTE Energy Company, 6.250% (B)	183,325	4,539,127
DTE Energy Company, Series E, 5.250% (B)	160,000	3,475,200
Sempra, 5.750% (B)(C)	270,000	5,823,900

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 68.7% (42.6% of Total investments)				$231,971,478
(Cost $225,700,989)
Communication services 3.7%				12,374,549
Diversified telecommunication services 1.7%
TELUS Corp. (6.625% to 6-9-36, then 5 Year CMT + 2.515%)	6.625	06-09-56	2,750,000	2,734,864
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	2,875,000	2,973,693
Wireless telecommunication services 2.0%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%) (B)(C)	7.125	04-15-55	4,500,000	4,642,247
SoftBank Group Corp. (7.625% to 4-29-31, then 5 Year CMT + 4.320% to 4-29-46, then 5 Year CMT + 4.370% to 4-29-51, then 5 Year CMT + 5.070%)	7.625	04-29-61	576,000	531,347
SoftBank Group Corp. (8.250% to 10-29-35, then 5 Year CMT + 4.545% to 10-29-50, then 5 Year CMT + 4.595% to 10-29-55, then 5 Year CMT + 5.295%)	8.250	10-29-65	1,618,000	1,492,398
Consumer discretionary 0.4%				1,206,417
Broadline retail 0.4%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	1,181,000	1,206,417
Consumer staples 0.2%				664,633
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	05-30-26	670,000	664,633
Energy 9.4%				31,876,561
Oil, gas and consumable fuels 9.4%
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(C)	8.500	01-15-84	4,663,000	5,311,673
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(G)	6.625	02-15-28	1,877,000	1,893,536
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	2,950,000	2,971,199
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(C)(G)	7.125	05-15-30	6,373,000	6,545,294
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%) (B)(C)	6.200	03-15-56	2,185,000	2,192,182
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	3,250,000	3,436,012
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (F)(G)	7.875	09-18-30	2,875,000	2,977,224
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(C)(F)(G)	9.000	09-30-29	6,622,000	6,549,441
Financials 34.0%				114,793,750
Banks 20.2%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (G)	9.625	05-21-33	2,400,000	2,849,750
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(G)	6.125	04-27-27	1,850,000	1,862,578
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)(G)	6.250	07-26-30	1,350,000	1,364,406
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)(C)(G)	6.625	05-01-30	3,925,000	4,048,104
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (G)	9.625	12-15-29	1,275,000	$1,422,849
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (F)(G)	6.875	12-15-33	1,750,000	1,738,143
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (F)(G)	7.200	04-17-36	1,750,000	1,760,266
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%) (B)	6.500	07-28-86	2,320,000	2,312,831
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (G)	6.625	02-15-31	2,025,000	2,049,820
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (G)	6.875	08-15-30	2,800,000	2,842,846
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (G)	6.950	02-15-30	2,250,000	2,289,821
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (G)	7.375	05-15-28	4,525,000	4,649,076
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)(C)(G)	7.625	11-15-28	5,525,000	5,745,547
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(D)(G)	7.097	07-06-26	6,000,000	5,996,637
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(C)(G)	6.450	10-01-27	3,000,000	2,994,459
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)(C)(G)	7.250	07-01-29	3,850,000	3,884,274
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (G)	7.000	12-15-30	2,535,000	2,547,688
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (G)	6.250	10-15-30	2,050,000	2,052,942
JPMorgan Chase & Co. (6.100% to 7-1-31, then 5 Year CMT + 2.080%) (G)	6.100	07-01-31	2,625,000	2,625,000
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(C)(G)	6.875	06-01-29	3,675,000	3,828,376
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (F)(G)	7.125	07-15-35	2,360,000	2,335,707
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(C)(G)	6.200	09-15-27	3,431,000	3,453,820
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(C)(G)	7.625	09-15-28	3,508,000	3,683,467
Capital markets 6.0%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(C)(G)	6.700	03-15-29	3,588,000	3,697,308
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(C)(G)	6.300	03-20-30	2,724,000	2,813,669
The Charles Schwab Corp. (6.100% to 6-1-31, then 5 Year CMT + 2.250%) (G)	6.100	06-01-31	2,180,000	2,180,967
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(C)(G)	7.500	02-10-29	4,490,000	4,720,032
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)(C)(G)	7.500	05-10-29	2,901,000	3,031,786
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (B)(F)(G)	7.000	01-08-36	3,550,000	3,602,955
Consumer finance 0.6%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (G)	7.100	08-15-31	1,900,000	1,898,504
Financial services 1.9%
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (G)	6.875	12-01-30	2,155,000	2,216,558
HA Sustainable Infrastructure Capital, Inc. (7.125% to 11-15-31, then 5 Year CMT + 3.478%)	7.125	11-15-56	1,820,000	1,837,254
Voya Financial, Inc. (G)	7.758	09-15-28	2,350,000	2,451,050
Insurance 5.3%
Allianz SE (6.500% to 4-30-35, then 5 Year CMT + 2.233%) (F)(G)	6.500	10-30-34	1,400,000	1,400,949
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	3,025,000	2,956,117
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (F)	7.950	10-15-54	3,250,000	3,259,198
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	5,750,000	5,197,676
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (B)(C)(F)(G)	9.508	05-13-30	5,490,000	5,191,320
Real estate 0.6%				2,137,691
Residential REITs 0.6%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	2,100,000	2,137,691
Utilities 20.4%				68,917,877
Electric utilities 10.3%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%) (B)	6.050	03-15-56	1,900,000	1,893,955
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%) (B)(C)	6.750	03-15-55	2,701,000	2,728,018
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%) (B)	6.850	10-01-56	2,365,000	2,372,074
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(C)	7.125	12-01-54	3,000,000	3,088,434
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (B)	7.625	12-15-54	2,450,000	2,536,489
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%) (B)	6.350	08-15-56	1,650,000	1,649,261
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(F)(G)	10.250	03-15-28	5,445,000	5,914,912
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	1,850,000	1,849,629
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (B)(C)	7.375	03-15-55	1,625,000	1,671,405
Puget Energy, Inc. (7.000% to 9-15-31, then 5 Year CMT + 2.961%) (F)	7.000	09-15-56	3,100,000	3,103,881
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%) (B)(C)	6.200	12-15-55	1,250,000	$1,229,312
The Southern Company (6.000% to 4-1-33, then 5 Year CMT + 1.993%) (B)	6.000	04-01-58	3,100,000	3,133,976
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (F)	7.000	07-31-56	3,725,000	3,713,109
Gas utilities 3.3%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (F)	7.200	10-15-54	3,695,000	3,838,872
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%) (B)(C)	7.000	09-15-55	4,250,000	4,404,772
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%) (B)(C)	6.450	06-01-56	2,900,000	2,907,195
Independent power and renewable electricity producers 3.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (B)(C)	7.600	01-15-55	3,806,000	3,877,290
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)(F)(G)	8.875	01-15-29	6,772,000	7,279,873
Multi-utilities 3.5%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(C)	6.850	02-15-55	3,335,000	3,521,953
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)(C)	6.500	06-01-55	2,724,000	2,790,945
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%) (B)(C)	6.200	02-15-56	2,370,000	2,374,377
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(C)	6.400	10-01-54	1,500,000	1,511,586

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(C)	6.875	10-01-54	1,500,000	1,526,559
Capital preferred securities (H) 2.7% (1.7% of Total investments)				$9,303,111
(Cost $10,678,500)
Financials 1.2%				4,256,760
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(C)(F)	7.875	12-15-37	3,900,000	4,256,760
Utilities 1.5%				5,046,351
Multi-utilities 1.5%

Dominion Resources Capital Trust III (B)(C)	8.400	01-15-31	5,000,000	5,046,351

U.S. Government and Agency obligations 0.6% (0.3% of Total investments)				$1,892,289
(Cost $1,853,000)
U.S. Government Agency 0.6%				1,892,289
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (B)(G)	7.000	09-15-30	1,853,000	1,892,289

	Yield (%)	Shares	Value
Short-term investments 0.7% (0.4% of Total investments)			$2,403,900
(Cost $2,403,933)
Short-term funds 0.7%			2,403,900
John Hancock Collateral Trust (I)	3.5556(J)	240,352	2,403,900

Total investments (Cost $560,717,554) 161.4%	$545,167,011
Other assets and liabilities, net (61.4%)	(207,337,577)
Total net assets 100.0%	$337,829,434

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-26 was $330,665,105.
(C)	All or a portion of this security is on loan as of 4-30-26, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $164,955,532.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,129,027 or 19.6% of the fund’s net assets as of 4-30-26.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-26.
The fund had the following country composition as a percentage of total investments on 4-30-26:
United States	89.5%
Canada	6.0%
Bermuda	1.1%
France	1.1%
Other countries	2.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	104,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(974,589)	$(974,589)
Centrally cleared	51,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(427,713)	(427,713)
Centrally cleared	25,250,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(258,433)	(258,433)
								—	$(1,660,735)	$(1,660,735)

(a)	At 4-30-26, the overnight SOFR was 3.660%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$15,922,717	$15,922,717	—	—
Consumer discretionary	1,252,500	1,252,500	—	—
Energy	1,663,864	1,663,864	—	—
Financials	197,726,052	193,839,877	$3,886,175	—
Information technology	7,081,145	7,081,145	—	—
Real estate	7,338,587	7,338,587	—	—
Utilities	68,611,368	67,415,071	1,196,297	—
Corporate bonds	231,971,478	—	231,971,478	—
Capital preferred securities	9,303,111	—	9,303,111	—
U.S. Government and Agency obligations	1,892,289	—	1,892,289	—
Short-term investments	2,403,900	2,403,900	—	—
Total investments in securities	$545,167,011	$296,917,661	$248,249,350	—
Derivatives:
Liabilities
Swap contracts	$(1,660,735)	—	$(1,660,735)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	240,352	$44,443	$107,916,162	$(105,556,064)	$(615)	$(26)	$114,984	—	$2,403,900
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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